            Financial Statements

--------------------------------------------------------------------------------
                      STATEMENTS OF OPERATIONS  For the Period Ended July 31,
                      1998*
 ................................................................................

                                                                 SMALL
                                                                COMPANY         GROWTH
                                                              GROWTH FUND        FUND
                                                              ------------   -------------
INCOME:
Dividends (net of foreign withholding taxes of $0 and
  $10,319, respectively) ...................................  $    98,909    $  1,277,318
Interest ...................................................      104,698         207,331
                                                              ------------   -------------

  Total income .............................................      203,607       1,484,649
                                                              ------------   -------------

EXPENSES (NOTE 5):
Investment management fee ..................................      223,613       1,116,523
Distribution and service fees:
  CLASS A ..................................................      146,201         790,440
  CLASS B ..................................................        4,572           1,582
Transfer agent and dividend disbursing agent fees ..........       61,318         116,385
Custodian and accounting fees ..............................       40,516         127,741
Registration fees ..........................................       25,110          31,181
Reports to shareholders ....................................       20,489          39,035
Directors' fees ............................................        7,938           7,937
Audit and legal fees .......................................       39,226          44,526
Other expenses .............................................        4,392           7,777
                                                              ------------   -------------
  Total expenses ...........................................      573,375       2,283,127
    Less Class A expenses waived by the distributor ........      (49,918)       (269,656)
    Less expenses waived by the advisor ....................     (124,271)             --
                                                              ------------   -------------

  Net expenses before expenses paid indirectly .............      399,186       2,013,471
    Less expenses paid indirectly ..........................         (695)            (20)
                                                              ------------   -------------

  Total net expenses .......................................      398,491       2,013,451
                                                              ------------   -------------

  Net investment loss ......................................     (194,884)       (528,802)
                                                              ------------   -------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments (note 3) ..................    5,029,047      26,135,736
Net change in unrealized appreciation or depreciation of
  investments ..............................................   (5,721,008)    (12,665,955)
                                                              ------------   -------------

  Net gain (loss) on investments ...........................     (691,961)     13,469,781
                                                              ------------   -------------

    Net increase (decrease) in net assets resulting from
      operations ...........................................  $  (886,845)   $ 12,940,979
                                                              ------------   -------------
                                                              ------------   -------------

* DATE FUNDS DISCONTINUED OPERATIONS DUE TO MERGER. SEE NOTE 1 IN THE
  NOTES TO FINANCIAL STATEMENTS.

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                   1  1998 Annual Report - U.S. Growth Funds

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                      SMALL COMPANY
                                                                       GROWTH FUND                       GROWTH FUND
                                                              ------------------------------   -------------------------------
                                                               Period Ended     Year Ended      Period Ended      Year Ended
                                                                 7/31/98*         9/30/97         7/31/98*         9/30/97
                                                              --------------   -------------   --------------   --------------
OPERATIONS:
Net investment income (loss) ...............................   $    (194,884)  $    (224,017)  $     (528,802)  $      237,335
Net realized gain on investments ...........................       5,029,047       3,716,140       26,135,736       24,239,313
Net change in unrealized appreciation or depreciation of
  investments ..............................................      (5,721,008)      8,021,635      (12,665,955)      30,823,801
                                                              --------------   -------------   --------------   --------------

  Net increase (decrease) in net assets resulting from
    operations .............................................        (886,845)     11,513,758       12,940,979       55,300,449
                                                              --------------   -------------   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
CLASS A:
  From net investment income ...............................              --         (82,567)              --         (284,304)
  From net realized gains ..................................      (5,106,576)     (8,846,691)     (46,834,607)     (17,945,057)
  Tax return of capital ....................................        (195,180)             --               --               --
CLASS B:
  From net investment income ...............................              --              --               --               --
  From net realized gains ..................................          (9,717)             --          (25,233)              --
  Tax return of capital ....................................            (371)             --               --               --
                                                              --------------   -------------   --------------   --------------
  Total distributions ......................................      (5,311,844)     (8,929,258)     (46,859,840)     (18,229,361)
                                                              --------------   -------------   --------------   --------------

CAPITAL SHARE TRANSACTIONS (NOTE 4):
CLASS A ....................................................     (29,399,924)      2,174,732     (168,038,504)     (13,397,914)
CLASS B ....................................................        (528,845)        400,314         (206,279)         188,390
                                                              --------------   -------------   --------------   --------------
  Increase (decrease) in net assets from capital share
    transactions ...........................................     (29,928,769)      2,575,046     (168,244,783)     (13,209,524)
                                                              --------------   -------------   --------------   --------------
  Total increase (decrease) in net assets ..................     (36,127,458)      5,159,546     (202,163,644)      23,861,564

Net assets at beginning of period ..........................      36,127,458      30,967,912      202,163,644      178,302,080
                                                              --------------   -------------   --------------   --------------

Net assets at end of period ................................   $          --   $  36,127,458   $           --   $  202,163,644
                                                              --------------   -------------   --------------   --------------
                                                              --------------   -------------   --------------   --------------

* DATE FUNDS DISCONTINUED OPERATIONS DUE TO MERGER. SEE NOTE 1 IN THE NOTES
  TO FINANCIAL STATEMENTS.

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                   2  1998 Annual Report - U.S. Growth Funds

             Notes to Financial Statements
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ................................
                      Piper Funds Inc. (the company) is registered under the Investment Company Act of 1940 (as amended) as a single, open-end management investment company. The company currently has 12 series, including Small Company Growth Fund and Growth Fund (the funds). Each fund is classified as a diversified series.

                      The funds commenced offering Class B shares on February 18, 1997. All shares existing prior to that date were classified as Class A shares. Effective April 21, 1998, the funds no longer offered Class B shares. Any outstanding Class B shares of a fund were automatically converted to Class A shares of the same fund as of the close of business on April 27, 1998. Key features of each class were:

                      CLASS A:
                      - Subject to a front-end sales charge

                      - Lower distribution and service fees than Class B

                      CLASS B:
                      - No front-end sales charge

                      - Subject to a contingent deferred sales charge upon redemption

                      - Higher distribution and service fees than Class A

                      - Automatic conversion to Class A shares at the beginning of the sixth calendar year after issuance

                      The classes of shares had the same rights and were identical in all respects except that each class had different distribution expenses, had exclusive voting rights with respect to matters affecting that class and had different exchange privileges.

                      Small Company Growth Fund invested primarily in common stocks of small-capitalization companies believed to possess superior growth potential.

                      Growth Fund invested primarily in a broadly diversified portfolio of stocks or securities convertible into or carrying rights to buy common stocks.

                      On May 1, 1998, Piper Jaffray Companies Inc., the parent company of the funds' investment advisor, was acquired by U.S. Bancorp. U.S. Bancorp is a multi-state bank holding company headquartered in Minneapolis, Minnesota with a geographic service area spanning 17 states. As of June 30, 1998, U.S. Bancorp was the 14th largest U.S. commercial bank holding company, with assets of nearly $73.8 billion. U.S. Bank National Association ("U.S. Bank"), a wholly owned subsidiary of U.S. Bancorp, currently acts as the investment advisor to 32 mutual funds (the "First American Funds"). As of June 30, 1998, U.S. Bank, acting through its First American Asset Management group, managed more than $77.5 billion in assets, including approximately $28.4 billion in assets of the First American Funds.

--------------------------------------------------------------------------------

                   3  1998 Annual Report - U.S. Growth Funds

--------------------------------------------------------------------------------

                      As discussed in note 6, all of the net assets of Small Company Growth Fund and Growth Fund were acquired by First American Investment Funds, Inc. - Small Cap Growth Fund and Large Cap Growth Fund, respectively, effective at the close of business on July 31, 1998. It is anticipated that the company will be dissolved under Minnesota law as soon as practicable.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ................................
                      INVESTMENTS IN SECURITIES
                      Portfolio securities for which market quotations were readily available were valued at current market value. If market quotations or valuations were not readily available, or if such quotations or valuations were believed to be inaccurate, unreliable or not reflective of market value, portfolio securities were valued according to procedures adopted by the funds' board of directors in good faith at 'fair value', that is, a price that the fund might have reasonably expected to receive for the security or other asset upon its current sale.

                      Pricing services valued domestic and foreign equity securities (and occasionally fixed-income securities) traded on a securities exchange or Nasdaq at the last reported sale price, up to the time of valuation. If there were no reported sales of a security on the valuation date, the security was valued at the mean between the published bid and asked prices reported by the exchange or Nasdaq. If there were no sales and no published bid and asked quotations for a security on the valuation date or the security was not traded on an exchange or Nasdaq, the pricing service may have obtained market quotations directly from broker-dealers.

                      Securities transactions were accounted for on the date securities were purchased or sold. Realized gains and losses were calculated on the identified-cost basis. Dividend income was recognized on the ex-dividend date and interest income, including amortization of bond discount and premium, was recorded on an accrual basis.

                      FEDERAL TAXES
                      Each fund is treated separately for federal income tax purposes. Prior to the mergers, each fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies in order to avoid the payment of federal income tax. The funds distributed their taxable net investment income and realized gains to avoid the payment of any federal excise taxes.

                      Net investment income and net realized gains (losses) may have differed for financial statement and tax purposes primarily because of losses deferred due to "wash sale" transactions. The character of distributions made during the period from net investment income or net realized gains may have differed from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts were distributed may have differed from the year that the income or realized gains or losses were recorded by the funds.

--------------------------------------------------------------------------------

                   4  1998 Annual Report - U.S. Growth Funds

--------------------------------------------------------------------------------

                      As a result of permanent book-to-tax differences, reclassification adjustments were made prior to the mergers of the funds as follows:

                                          SMALL COMPANY
                                              GROWTH         GROWTH
                                               FUND           FUND
                                          --------------   ----------
Decrease accumulated net investment
  loss .................................    $  194,884     $  528,802
Increase/(decrease) accumulated net
  realized gains .......................    $ (194,884)    $      789
Decrease additional paid in capital ....    $       --     $  529,591

                      ALLOCATION OF INCOME, EXPENSES AND GAINS (LOSSES)
                      Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Class-specific expenses, which included distribution and service fees, were charged directly to such class.

                      DISTRIBUTIONS TO SHAREHOLDERS
                      Distributions to shareholders from net investment income were declared separately for each class and paid at least annually. Net realized gains distributions, if any, were made at least annually. Distributions were payable in cash or reinvested in additional shares of the same class.

                      REPURCHASE AGREEMENTS
                      For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, transferred uninvested cash balances to a joint trading account, the daily aggregate of which was invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements were held by the funds' custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensured that the daily market value of the collateral was in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default.

                      USE OF ESTIMATES
                      The preparation of financial statements in conformity with generally accepted accounting principles required management to make estimates and assumptions that affected the reported amounts in the financial statements. Actual results could have differed from these estimates.

(3) INVESTMENT
    SECURITY
    TRANSACTIONS
 ................................
                      Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the period ended July 31, 1998, were as follows:

                                          SMALL COMPANY
                                              GROWTH          GROWTH
                                               FUND            FUND
                                          --------------   -------------
Purchases ..............................    $23,120,025    $  82,051,979
Proceeds from sales ....................    $24,612,940    $ 127,947,360

                      During the period ended July 31, 1998, brokerage commissions paid to Piper Jaffray Inc., an affiliated broker, amounted to $13,032 and $2,400 for Small Company Growth Fund and Growth Fund, respectively.

--------------------------------------------------------------------------------

                   5  1998 Annual Report - U.S. Growth Funds

--------------------------------------------------------------------------------

(4) CAPITAL SHARE
    TRANSACTIONS
 ................................
                      Small Company Growth Fund and Growth Fund both declared 100% stock dividends on October 21, 1996. Shareholders received one additional share of capital stock for each share they owned and the net asset value of each share was reduced by half.

                      Capital share transactions for the funds were as follows:

                                                              PERIOD ENDED                     YEAR ENDED
                                                            JULY 31, 1998 (b)              SEPTEMBER 30, 1997
                                                      -----------------------------   -----------------------------
                                                         SHARES          AMOUNT          SHARES          AMOUNT
                                                      -------------   -------------   -------------   -------------
SMALL COMPANY GROWTH FUND:
CLASS A
  Sales of fund shares .............................        450,005   $   4,176,885       1,030,455   $   7,678,103
  Sales in exchange for Class B shares .............         99,782         974,873              --              --
  Issued for reinvested distributions ..............        636,893       5,156,111       1,298,315       8,636,664
  Redemptions of fund shares .......................       (838,490)     (7,916,828)     (1,806,030)    (14,140,035)
  Issued for stock dividend ........................             --              --       1,555,872              --
  Merger into Small Cap Growth Fund Class A (note 6)     (4,073,275)    (31,790,965)             --              --
                                                      -------------   -------------   -------------   -------------
                                                         (3,725,085)  $ (29,399,924)      2,078,612   $   2,174,732
                                                      -------------   -------------   -------------   -------------
                                                      -------------   -------------   -------------   -------------

                                                 PERIOD ENDED               PERIOD ENDED
                                              APRIL 27, 1998 (c)       SEPTEMBER 30, 1997 (a)
                                          --------------------------  ------------------------
                                            SHARES        AMOUNT        SHARES       AMOUNT
                                          -----------  -------------  ----------  ------------
CLASS B
  Sales of fund shares .................       64,980  $     585,953      53,821  $    424,004
  Issued for reinvested
    distributions ......................        1,139         10,088          --            --
  Redemptions of fund shares ...........      (15,974)      (150,013)     (3,567)      (23,690)
  Conversion of fund shares into Class
    A ..................................     (100,399)      (974,873)         --            --
                                          -----------  -------------  ----------  ------------
                                              (50,254) $    (528,845)     50,254  $    400,314
                                          -----------  -------------  ----------  ------------
                                          -----------  -------------  ----------  ------------

                                                               PERIOD ENDED                       YEAR ENDED
                                                             JULY 31, 1998 (b)                SEPTEMBER 30, 1997
                                                      -------------------------------   -------------------------------
                                                          SHARES           AMOUNT           SHARES           AMOUNT
                                                      --------------   --------------   --------------   --------------
GROWTH FUND:
CLASS A
  Sales of fund shares .............................       1,215,247   $   14,523,376        1,726,718   $   18,865,295
  Sales in exchange for Class B shares .............          27,866          337,738               --               --
  Issued for reinvested distributions ..............       4,352,924       46,290,419        1,772,740       17,663,981
  Redemptions of fund shares .......................      (4,941,143)     (58,901,487)      (4,513,968)     (49,927,190)
  Issued for stock dividend ........................              --               --        8,376,464               --
  Merger into Large Cap Growth Fund Class A (note 6)     (16,443,730)    (170,288,550)              --               --
                                                      --------------   --------------   --------------   --------------
                                                         (15,788,836)  $ (168,038,504)       7,361,954   $  (13,397,914)
                                                      --------------   --------------   --------------   --------------
                                                      --------------   --------------   --------------   --------------

                                                 PERIOD ENDED               PERIOD ENDED
                                              APRIL 27, 1998 (c)       SEPTEMBER 30, 1997 (a)
                                          --------------------------  ------------------------
                                            SHARES        AMOUNT        SHARES       AMOUNT
                                          -----------  -------------  ----------  ------------
CLASS B
  Sales of fund shares .................       11,688  $     134,882      16,775  $    191,828
  Issued for reinvested
    distributions ......................        2,317         25,233          --            --
  Redemptions of fund shares ...........       (2,333)       (28,656)       (349)       (3,438)
  Conversion of fund shares into Class
    A ..................................      (28,098)      (337,738)         --            --
                                          -----------  -------------  ----------  ------------
                                              (16,426) $    (206,279)     16,426  $    188,390
                                          -----------  -------------  ----------  ------------
                                          -----------  -------------  ----------  ------------

(a) REPRESENTS PERIOD FROM FEBRUARY 18, 1997 (COMMENCEMENT OF OFFERING OF SHARES) TO SEPTEMBER 30, 1997.
(b)  REPRESENTS PERIOD FROM OCTOBER 1, 1997 TO JULY 31, 1998 (DATE OF FUND
     MERGER).
(c) REPRESENTS PEROD FROM OCTOBER 1, 1997 TO APRIL 27, 1998 (CONVERSION OF CLASS B SHARES TO CLASS A SHARES).

--------------------------------------------------------------------------------

                   6  1998 Annual Report - U.S. Growth Funds

--------------------------------------------------------------------------------

                      Piper Jaffray Inc. (Piper Jaffray) acted as distributor for the funds from inception through April 30, 1998. On May 1, 1998, SEI Investments Distribution Co. (SEI) assumed the role of the funds' distributor. SEI is not an affilate of Piper Capital Management Incorporated or of the funds. Sales charges received by Piper Jaffray Inc. for distributing the funds' shares for the period from October 1, 1997 to April 30, 1998, were as follows:

                                            SMALL COMPANY
                                             GROWTH FUND          GROWTH FUND
                                          -----------------   -------------------
                                          CLASS A  CLASS B    CLASS A    CLASS B
                                          -------  --------   --------   --------
Front-end sales charges ................  $59,435   $   --    $ 49,713     $ --
Contingent deferred sales charges ......    3,107    7,106       3,572      452
                                          -------  --------   --------   --------
                                          $62,542   $7,106    $ 53,285     $452
                                          -------  --------   --------   --------
                                          -------  --------   --------   --------

(5) EXPENSES
 ................................
                      INVESTMENT MANAGEMENT FEE
                      The company entered into an investment management agreement with Piper Capital Management Incorporated (Piper Capital) under which Piper Capital managed each fund's assets and furnished related office facilities, equipment, research and personnel. The agreement required each fund to pay Piper Capital a monthly fee based on average daily net assets. The fee for each fund was equal to an annual rate of 0.75% of the first $100 million in net assets, 0.65% of the next $200 million and decreasing percentages thereafter to 0.50% of net assets in excess of $500 million. For the period ended July 31, 1998, the effective investment management fees paid by the funds were 0.75% and 0.70% on an annual basis for Small Company Growth Fund and Growth Fund, respectively.

                      DISTRIBUTION AND SERVICE FEES
                      Piper Jaffray Inc. (Piper Jaffray) acted as distributor for the funds from inception through April 30, 1998. On May 1, 1998, SEI Investments Distribution Co. (SEI) assumed the role of the funds' distributor. Each fund paid Piper Jaffray and SEI fees accrued daily and paid quarterly, for providing shareholder services and distribution-related services for the periods referred to above. The fees for each class, which were being voluntarily limited for Class A for the period from October 1, 1997 to July 31, 1998, are stated below as a percent of average daily net assets attributable to such shares.

                                            SMALL COMPANY
                                             GROWTH FUND         GROWTH FUND
                                          -----------------   -----------------
                                          CLASS A   CLASS B   CLASS A   CLASS B
                                          -------   -------   -------   -------
Distribution fee .......................    0.25%     0.75%     0.25%     0.75%
Service fee ............................    0.25%     0.25%     0.25%     0.25%
                                          -------   -------   -------   -------
Total distribution and service fees ....    0.50%     1.00%     0.50%     1.00%
                                          -------   -------   -------   -------
                                          -------   -------   -------   -------
Total distribution and service fees
  after voluntary limitation ...........    0.34%     1.00%     0.34%     1.00%
                                          -------   -------   -------   -------
                                          -------   -------   -------   -------

                      SHAREHOLDER ACCOUNT SERVICING FEES
                      The company also entered into shareholder account servicing agreements under which Piper Jaffray and Piper Trust Company (Piper Trust) performed various transfer and dividend disbursing agent services for accounts held at the respective company. The fees, which were paid monthly to Piper Jaffray and Piper Trust for providing these services, were equal to an annual rate of $6.00 per active

--------------------------------------------------------------------------------

                   7  1998 Annual Report - U.S. Growth Funds

--------------------------------------------------------------------------------
                      shareholder account and $1.60 per closed account. For the period ended July 31, 1998, Piper Jaffray and Piper Trust received the following amounts in connection with the shareholder account servicing agreements:

                                          SMALL COMPANY
                                           GROWTH FUND     GROWTH FUND
                                          --------------   ------------
Piper Jaffray ..........................      $24,283         $61,351
Piper Trust ............................          961          18,938
                                          --------------   ------------
                                              $25,244         $80,289
                                          --------------   ------------
                                          --------------   ------------

                      OTHER FEES AND EXPENSES
                      In addition to the investment management, distribution and shareholder account servicing fees, each fund was responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses. For the period ended July 31, 1998, Piper Capital voluntarily limited total fees and expenses for Small Company Growth Fund to annual rates of 1.34% and 2.00% of average daily net assets attributable to such shares for Class A and Class B, respectively.

                      Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the funds.

(6) MERGER
 ................................
                      At a special meeting held July 10, 1998, shareholders of Small Company Growth Fund and Growth Fund approved a plan under which each fund's net assets were aquired by First American Investment Funds, Inc. - Small Cap Growth Fund and Large Cap Growth Fund, respectively, each of which is a diversified series of an open-end investment management company, in exchange for Class A shares. These tax-free reorganizations were effective July 31, 1998.

                      The following table presents the composition of the net assets of the funds immediately prior to the mergers.

                                          SMALL COMPANY
                                           GROWTH FUND      GROWTH FUND
                                          --------------   -------------
Capital stock and additional paid-in
  capital ..............................    $26,035,558    $  98,020,791
Accumulated net realized loss ..........           (365)              --
Unrealized appreciation of
  investments ..........................      5,755,772       72,267,759
                                          --------------   -------------
Total - representing net assets
  applicable to capital stock ..........    $31,790,965    $ 170,288,550
                                          --------------   -------------
                                          --------------   -------------
Net asset value ........................    $     7.805    $      10.356
                                          --------------   -------------
                                          --------------   -------------
Shares outstanding .....................      4,073,275       16,443,730
                                          --------------   -------------
                                          --------------   -------------

--------------------------------------------------------------------------------

                   8  1998 Annual Report - U.S. Growth Funds

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
 ................................
                      Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                      SMALL COMPANY GROWTH FUND

                                                                        CLASS A
                                          -------------------------------------------------------------------
                                          Period Ended                 Year Ended September 30,
                                            July 31,     ----------------------------------------------------
                                            1998(e)        1997        1996       1995      1994       1993
                                          ------------   ---------   ---------   -------   -------   --------
PER-SHARE DATA (A)
Net asset value, beginning of period ...  $  9.57        $    9.41   $    9.73   $  8.59   $  8.42   $   6.79
                                          ------------   ---------   ---------   -------   -------   --------
Operations:
  Net investment income (loss) .........    (0.05)           (0.09)       0.03      0.05      0.04       0.01
  Net realized and unrealized gains
    (losses) on investments ............    (0.22)            3.11        0.48      1.14      0.15       1.65
                                          ------------   ---------   ---------   -------   -------   --------
    Total from operations ..............    (0.27)            3.02        0.51      1.19      0.19       1.66
                                          ------------   ---------   ---------   -------   -------   --------
Distributions to shareholders:
  From net investment income ...........       --            (0.02)      (0.04)    (0.05)    (0.02)     (0.03)
  From net realized gains ..............    (1.44)           (2.84)      (0.79)       --        --         --
  Tax return of capital ................     (.06)              --          --        --        --         --
                                          ------------   ---------   ---------   -------   -------   --------
    Total distributions to
      shareholders .....................    (1.50)           (2.86)      (0.83)    (0.05)    (0.02)     (0.03)
                                          ------------   ---------   ---------   -------   -------   --------
    Net asset value, date of merger
      (7/31/98) ........................    (7.80)              --          --        --        --         --
                                          ------------   ---------   ---------   -------   -------   --------
    Net asset value, end of period .....  $    --        $    9.57   $    9.41   $  9.73   $  8.59   $   8.42
                                          ------------   ---------   ---------   -------   -------   --------
                                          ------------   ---------   ---------   -------   -------   --------
SELECTED INFORMATION
Total return (b) .......................    (2.99)%          45.66%       5.38%    13.88%     2.12%     24.56%
Net assets at end of period (in
  millions) ............................       --        $      36   $      31   $    48   $    78   $     84
Ratio of expenses to average daily net
  assets ...............................     1.33%(g)         1.34%       1.32%     1.40%     1.32%      1.28%
Ratio of net investment income (loss) to
  average daily net assets .............    (0.64)%(g)       (0.75)%      0.20%     0.43%     0.37%      0.50%
Average commission rate paid on
  portfolio transactions (c) ...........  $0.0600        $  0.0600   $  0.0600       n/a       n/a        n/a
Portfolio turnover rate (excluding
  short-term securities) ...............       69%             109%        125%      182%      177%       154%
Ratios before waivers by the advisor
  and/or distributor:
  Ratio of expenses to average daily net
    assets before waivers ..............     1.92%(g)         1.98%       1.79%     1.63%     1.54%      1.86%
  Ratio of net investment income (loss)
    to average daily net assets before
    waivers ............................    (1.23)%(g)       (1.39)%     (0.27)%    0.20%     0.15%     (0.08)%

                                                               CLASS B
                                          -------------------------------------------------
                                              Period Ended              Period Ended
                                            April 27, 1998(f)       September 30, 1997(d)
                                          ---------------------   -------------------------
PER-SHARE DATA
Net asset value, beginning of period ...         $  9.54                   $  7.24
                                              ----------                ----------
Operations:
  Net investment loss ..................           (0.06)                    (0.03)
  Net realized and unrealized gains on
    investments ........................            0.39                      2.33
                                              ----------                ----------
    Total from operations ..............            0.33                      2.30
                                              ----------                ----------
Distributions to shareholders:
  From net realized gains on
    investments ........................           (0.15)                       --
  Tax return on capital ................            (.01)                       --
                                              ----------                ----------
    Total distributions to
      shareholders .....................           (0.16)                       --
                                              ----------                ----------
                                              ----------                ----------
    Net asset value, date of conversion
      to Class A (4/27/98) .............           (9.71)                       --
                                              ----------                ----------
    Net asset value, end of period .....         $    --                   $  9.54
                                              ----------                ----------
                                              ----------                ----------
SELECTED INFORMATION
Total return (b) .......................            3.61%                    31.77%
Net assets at end of period (in
  thousands) ...........................              --                   $   480
Ratio of expenses to average daily net
  assets (g) ...........................            2.03%                     1.98%
Ratio of net investment loss to average
  daily net assets (g) .................           (1.30)%                   (1.49)%
Average commission rate paid on
  portfolio transactions (c) ...........         $0.0600                   $0.0600
Portfolio turnover rate (excluding
  short-term securities) ...............              69%                      109%
Ratios before waivers by the advisor:
  Ratio of expenses to average daily net
    assets before waivers (g) ..........            2.40%                     2.15%
  Ratio of net investment loss to
    average daily net assets before
    waivers (g) ........................           (1.67)%                   (1.66)%

(a) PER-SHARE AMOUNTS HAVE BEEN ADJUSTED TO REFLECT THE EFFECT OF THE STOCK DIVIDEND DECLARED ON OCTOBER 21, 1996. SEE NOTE 4 IN THE NOTES TO FINANCIAL STATEMENTS.
(b) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(c)  DISCLOSED IN ACCORDANCE WITH GUIDELINES ADOPTED IN 1996.
(d)  COMMENCEMENT OF OFFERING OF CLASS B SHARES WAS FEBRUARY 18, 1997.
(e) DATE FUND DISCONTINUED OPERATIONS DUE TO MERGER. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.
(f) ON APRIL 27, 1998, ALL OUTSTANDING CLASS B SHARES WERE CONVERTED TO CLASS A SHARES.
(g)  ANNUALIZED.

--------------------------------------------------------------------------------

                   9  1998 Annual Report - U.S. Growth Funds

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
 ................................
                      Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                      GROWTH FUND
                                                                       CLASS A
                                          ------------------------------------------------------------------
                                          Period Ended                Year Ended September 30,
                                            July 31,     ---------------------------------------------------
                                            1998(e)        1997        1996      1995       1994      1993
                                          ------------   ---------   --------   -------   --------   -------
PER-SHARE DATA (A)
   Net asset value, beginning of
     period ............................  $ 12.79        $   10.58   $  10.20   $  9.45   $   9.65   $  8.53
                                          ------------   ---------   --------   -------   --------   -------
   Operations:
     Net investment income (loss) ......    (0.03)            0.01       0.03      0.04       0.04      0.06
     Net realized and unrealized gains
       (losses) on investments .........     0.78             3.28       1.55      1.80      (0.18)     1.12
                                          ------------   ---------   --------   -------   --------   -------
    Total from operations ..............     0.75             3.29       1.58      1.84      (0.14)     1.18
                                          ------------   ---------   --------   -------   --------   -------
   Distributions to shareholders:
     From net investment income ........       --            (0.01)     (0.03)    (0.04)     (0.06)    (0.06)
     From net realized gains ...........    (3.18)           (1.07)     (1.17)    (1.05)        --        --
                                          ------------   ---------   --------   -------   --------   -------
    Total distributions to
      shareholders .....................    (3.18)           (1.08)     (1.20)    (1.09)     (0.06)    (0.06)
                                          ------------   ---------   --------   -------   --------   -------
    Net asset value, date of merger
      (7/31/98) ........................   (10.36)              --         --        --         --        --
                                          ------------   ---------   --------   -------   --------   -------
    Net asset value, end of period .....  $    --        $   12.79   $  10.58   $ 10.20   $   9.45   $  9.65
                                          ------------   ---------   --------   -------   --------   -------
                                          ------------   ---------   --------   -------   --------   -------
SELECTED INFORMATION
   Total return (b) ....................     6.95%           34.09%     16.87%    20.60%     (1.51)%   13.85%
   Net assets at end of period (in
     millions) .........................       --        $     202   $    178   $   172   $    195   $   252
   Ratio of expenses to average daily
     net assets .                            1.27%(g)         1.26%      1.24%     1.27%      1.23%     1.26%
   Ratio of net investment income (loss)
     to average daily net assets .......    (0.33)%(g)        0.13%      0.28%     0.40%      0.43%     0.66%
   Average commission rate paid on
     portfolio transactions (c) ........  $0.0600        $  0.0600   $ 0.0600       n/a        n/a       n/a
   Portfolio turnover rate (excluding
     short-term securities) ............       44%              44%        19%       80%        11%       45%
   Ratios before waivers by the
     distributor:
     Ratio of expenses to average daily
       net assets before waivers .......     1.44%(g)         1.42%      1.43%     1.45%      1.42%     1.44%
     Ratio of net investment income
       (loss) to average daily net
       assets before waivers ...........    (0.50)%(g)       (0.03)%     0.09%     0.22%      0.24%     0.48%

                                                               CLASS B
                                          -------------------------------------------------
                                              Period Ended              Period Ended
                                            April 27, 1998(f)       September 30, 1997(d)
                                          ---------------------   -------------------------
PER-SHARE DATA
   Net asset value, beginning of
     period ............................         $ 12.75                   $ 10.53
                                              ----------                ----------
   Operations:
     Net investment loss ...............           (0.06)                    (0.03)
     Net realized and unrealized gains
       on investments ..................            0.68                      2.25
                                              ----------                ----------
    Total from operations ..............            0.62                      2.22
                                              ----------                ----------
   Distributions to shareholders:
     From net realized gains on
       investments .....................           (1.35)                       --
                                              ----------                ----------
    Net asset value, date of conversion
      to Class A (4/27/98) .............          (12.02)                       --
                                              ----------                ----------
    Net asset value, end of period .....         $    --                   $ 12.75
                                              ----------                ----------
                                              ----------                ----------
SELECTED INFORMATION
   Total return (b) ....................            5.94%                    21.08%
   Net assets at end of period (in
     thousands) ........................              --                   $   209
   Ratio of expenses to average daily
     net assets (g) ....................            1.94%                     1.90%
   Ratio of net investment loss to
     average daily net assets (g) ......           (1.07)%                   (0.74)%
   Average commission rate paid on
     portfolio transactions (c) ........         $0.0600                   $0.0600
   Portfolio turnover rate (excluding
     short-term securities) ............              44%                       44%

(a) PER-SHARE AMOUNTS HAVE BEEN ADJUSTED TO REFLECT THE EFFECT OF THE STOCK DIVIDEND DECLARED ON OCTOBER 21, 1996. SEE NOTE 4 IN THE NOTES TO FINANCIAL STATEMENTS.
(b) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(c)  DISCLOSED IN ACCORDANCE WITH GUIDELINES ADOPTED IN 1996.
(d)  COMMENCEMENT OF OFFERING OF CLASS B SHARES WAS FEBRUARY 18, 1997.
(e) DATE FUND DISCONTINUED OPERATIONS DUE TO MERGER. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.
(f) ON APRIL 27, 1998, ALL OUTSTANDING CLASS B SHARES WERE CONVERTED TO CLASS A SHARES.
(g)  ANNUALIZED.

--------------------------------------------------------------------------------

                   10  1998 Annual Report - U.S. Growth Funds

             Independent Auditors' Report
--------------------------------------------------------------------------------

                      THE BOARD OF DIRECTORS AND SHAREHOLDERS
                      PIPER FUNDS INC.:

                      We have audited the accompanying statements of operations of Small Company Growth Fund and Growth Fund (funds within Piper Funds Inc.) for the period from October 1, 1997 to July 31, 1998 (date of fund mergers), the statements of changes in net assets for the period from October 1, 1997 to July 31, 1998, and the year ended September 30, 1997, and the financial highlights for periods presented in note 7 to the financial statements. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

                      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                      In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, for Small Company Growth Fund and Growth Fund, the results of their operations, the changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

                      As described in note 1 to the financial statements, Small Company Growth Fund and Growth Fund merged into Small Cap Growth Fund and Large Cap Growth Fund (series of First American Investment Funds, Inc.), respectively, on July 31, 1998.

                      KPMG Peat Marwick LLP
                      Minneapolis, Minnesota
                      September 11, 1998

--------------------------------------------------------------------------------

                   11  1998 Annual Report - U.S. Growth Funds

             Federal Income Tax Information
--------------------------------------------------------------------------------

                      The following per-share information describes the federal tax treatment of distributions made during the fiscal year. Distributions for the calendar year will be reported on Form 1099-DIV. Please consult a tax advisor on how to report these distributions at the state and local levels.

                      SHORT-TERM GAINS (96.3% TAXABLE AS ORDINARY DIVIDENDS, 3.7% TAX RETURN OF CAPITAL)

                                           SMALL COMPANY
                                            GROWTH FUND       GROWTH FUND
                                          ----------------  ----------------
PAYABLE DATE                              CLASS A  CLASS B  CLASS A  CLASS B
----------------------------------------  -------  -------  -------  -------
October 31, 1997 .......................  $0.1590  $0.1590  $    --  $    --
                                          -------  -------  -------  -------
                                          -------  -------  -------  -------

                      MID-TERM GAINS (96.3% TAXABLE AS CAPITAL GAINS DISTRIBUTIONS AT 28%, 3.7% TAX RETURN OF CAPITAL)

                                           SMALL COMPANY
                                            GROWTH FUND       GROWTH FUND
                                          ----------------  ----------------
PAYABLE DATE                              CLASS A  CLASS B  CLASS A  CLASS B
----------------------------------------  -------  -------  -------  -------
July 30, 1998 ..........................  $0.2972  $    --  $    --  $    --
                                          -------  -------  -------  -------
                                          -------  -------  -------  -------

                      LONG-TERM GAINS (96.3% AND 100% TAXABLE AS CAPITAL GAINS DISTRIBUTIONS AT 20%, 3.7% AND 0% TAX RETURN OF CAPITAL FOR SMALL COMPANY GROWTH FUND AND GROWTH FUND, RESPECTIVELY.)

                                           SMALL COMPANY
                                            GROWTH FUND       GROWTH FUND
                                          ----------------  ----------------
PAYABLE DATE                              CLASS A  CLASS B  CLASS A  CLASS B
----------------------------------------  -------  -------  -------  -------
October 31, 1997 .......................  $    --  $    --  $1.3473  $1.3473
July 30, 1998 ..........................   1.0446       --   1.8310       --
                                          -------  -------  -------  -------
    Total ..............................  $1.0446  $    --  $3.1783  $1.3473
                                          -------  -------  -------  -------
                                          -------  -------  -------  -------

--------------------------------------------------------------------------------

                   12  1998 Annual Report - U.S. Growth Funds

             Shareholder Update
--------------------------------------------------------------------------------

                      SPECIAL MEETING RESULTS
                      A special meeting of the fund's shareholders was held on July 10, 1998. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

                      1. PROPOSAL TO RATIFY AND APPROVE AN INTERIM ADVISORY AGREEMENT between the fund and Piper Capital Management Incorporated ("Piper Capital"), and the receipt of investment advisory fees by Piper Capital under such agreement.

                                          SMALL COMPANY
                                           GROWTH FUND    GROWTH FUND
                                          -------------   ------------
                                          SHARES VOTED    SHARES VOTED
                                          -------------   ------------
For ....................................    3,495,892      14,414,911
Against ................................       69,038         264,555
Abstain ................................      118,625         526,889
                                          -------------   ------------
  Total ................................    3,683,555      15,206,355
                                          -------------   ------------
                                          -------------   ------------

                      2. PROPOSAL TO APPROVE AN AGREEMENTAND PLAN OF REORGANIZATION providing for the transfer of the assets and liabilities of Small Company Growth Fund and Growth Fund, respectively, to FAIF Small Cap Growth Fund and FAIF Large Cap Growth Fund, funds of First American Investment Funds, Inc. ("FAIF"), in exchange for Class A shares of such FAIF funds.

                                          SMALL COMPANY
                                           GROWTH FUND    GROWTH FUND
                                          -------------   ------------
                                          SHARES VOTED    SHARES VOTED
                                          -------------   ------------
For ....................................    1,893,509       7,903,724
Against ................................       64,045         240,097
Abstain ................................      124,827         547,075
Broker Non-Vote ........................    1,601,175       6,515,460
                                          -------------   ------------
  Total ................................    3,683,556      15,206,356
                                          -------------   ------------
                                          -------------   ------------

--------------------------------------------------------------------------------

                   13  1998 Annual Report - U.S. Growth Funds